COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION - Summary of Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION Schedule of Reconciliation of Common Stock Subject to Possible Redemption [Line Items]
Gross proceeds from Initial Public Offering					$ 0	$ 59,670,000	$ 59,670,000
Less: Proceeds allocated to public warrants and rights				$ (1,236,527)			(1,236,527)
Less: Redemption of common stock in connection with Trust extension					17,045,763	$ 0	35,995,728
Plus: Accretion on common stock subject to possible redemption	$ (619,419)	$ (328,249)	$ (340,351)	$ (7,439,560)			(9,449,634)
Common Stock Subject to Mandatory Redemption [Member]
COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION Schedule of Reconciliation of Common Stock Subject to Possible Redemption [Line Items]
Gross proceeds from Initial Public Offering							69,000,000
Less: Proceeds allocated to public warrants and rights							(1,236,527)
Offering costs allocated to common stock subject to possible redemption							(4,791,126)
Less: Redemption of common stock in connection with Trust extension					(17,045,763)		(35,995,728)
Plus: Accretion on common stock subject to possible redemption					1,288,019		9,449,634
Balance as of Ending	$ 20,668,509				$ 20,668,509		$ 36,426,253